Semi Annual Report

June 30, 2013

(Unaudited)

MH Elite Portfolio of Funds, Inc.

                                    MH Elite Small Cap Fund of Funds   (MHELX)

                                    MH Elite Fund of Funds                    (MHEFX)

                                    MH Elite Select Portfolio of Funds     (MHESX)

                                    MH Elite Income Fund of Funds            (N/A)

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2013

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Huber Capital Small Cap Value Inv	5.9	PIMCO Small Cap StocksPLUS TR I	8.1	T. Rowe Price Small Cap Stock	6.7
Walthausen Small Cap Value	5.8	Fidelity Small Cap Discovery	7.3	Janus Triton T	5.6
Allianz NFJ Small Cap Value I	4.7	Homestead Small Company Stock	7.3	Alliance Bernstein Small Cap Growth Adv	5.3
Adirondack Small Cap	4.5	SouthernSun Small Cap Inv	7.0	T. Rowe Price New Horizons	5.3
		Cambiar Small Cap Inv	6.7	BMO Small Cap Growth Y	4.4
		TFS Small Cap	5.4
		Royce Dividend Value Inv	5.1
		Berwyn	4.4

Short-Term Securities and Other Assets – 0.5%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
30%	36%	34%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

June 30, 2013

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2003 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2013 (Unaudited)
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	23.94%	5.07%	7.10%
Russell 2000 Index	24.21%	8.77%	9.53%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2013 (Unaudited)

Mutual Funds (99.5%)	Shares	Value

PIMCO Small Cap StocksPLUS TR I	47,422	$ 430,595
Fidelity Small Cap Discovery	14,454	391,982
Homestead Small Company Stock *	12,398	389,053
SouthernSun Small Cap Inv *	14,434	375,273
T. Rowe Price Small Cap Stock *	9,135	359,752
Cambiar Small Cap Inv *	16,935	358,852
Huber Capital Small Cap Value Inv *	20,458	315,262
Walthausen Small Cap Value *	14,376	308,223
Janus Triton T *	14,844	299,988
TFS Small Cap *	20,933	291,390
Alliance Bernstein Small Cap Growth Adv *	6,203	284,801
T. Rowe Price New Horizons *	7,098	282,510
Royce Dividend Value Inv	33,875	272,694
Allianz NFJ Small Cap Value I *	7,471	251,986
Adirondack Small Cap *	12,838	241,604
Berwyn *	6,479	238,095
BMO Small Cap Growth Y *	11,023	234,245

Total Mutual Funds (Cost $ 4,244,200)		5,326,305

Short-Term Securities (0.5%)

Fidelity Institutional Money Market (Cost $ 27,212)		27,212

Total Short-Term Securities		27,212

Total Investments in Securities (Cost $ 4,271,412)		5,353,517

Other liabilities in excess of other assets (0.0%)		(1,472)

Net Assets (100%)		$ 5,352,045

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,271,412)	$ 5,353,517

Total Assets	5,353,517

Liabilities

Due to Advisor	1,472

Total Liabilities	1,472

Net Assets	$ 5,352,045

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 743,346)	$ 4,280,753
Accumulated realized loss on investments	(10,813)
Net unrealized appreciation on investments	1,082,105

Net Assets	$ 5,352,045

Net asset value per share	$ 7.20

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2013 (Unaudited)

Investment income

Dividend income from underlying funds	$ 1,838
Interest income from underlying funds	5,296
Dividend income from money market	66

Total investment income	7,200

Expenses
Investment advisory fees (note 2)	25,673
Administrative service fees	6,418
Total expenses	32,091

Net investment loss	(24,891)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	14,078
Net change in unrealized appreciation on investments	689,012
Net realized and unrealized gain on investments	703,090

Net increase in net assets resulting from operations	$ 678,199

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2013 (Unaudited) and

For The Year Ended December 31, 2012

	2013	2012
Increase in net assets from operations
Net investment loss	$ (24,891)	$ (7,433)
Capital gain distributions from underlying funds	14,078	195,153
Net realized gain from investments	0	147,457
Change in unrealized appreciation on investments	689,012	307,368
Net increase in net assets resulting from operations	678,199	642,545

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(77,524)	-
Total distributions	(77,524)	-

Capital share transactions (note 5)	(162,456)	93,081
Total increase	438,219	735,626

Net assets at beginning of period	4,913,826	4,178,200
Net assets at end of period	$ 5,352,045	$ 4,913,826

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2013 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Sterling Capital Equity Income I	5.7	PIMCO Fundamental Index Plus Trust I	6.4	Wells Fargo Advantage Growth Adm	6.4
ING Corporate Leaders Trust B	5.3	Yacktman	5.0	Brown Advisory Growth Equity I	5.7
Fairholme	4.6	Royce Special Equity Multi-Cap Service	4.6	LKCM Equity I	4.6
Columbia Dividend Opportunity Z	4.4	Gabelli Asset AAA	4.4	T. Rowe Price Media & Telecommunications	4.3
		BBH Core Select N	3.3	Fidelity Select Consumers Staples	3.7

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Ridgeworth Mid Cap Value Equity I	3.7	Weitz Partners III Opportunity I	6.2	Primecap Odyssey Aggressive Growth	4.1
Artisan Mid Cap Value Inv	3.5	Aston/Fairpointe Mid Cap N	4.5	Ivy Mid Cap Growth I	3.4
		Scout Mid Cap	4.1

Short-Term Securities and Other Assets – 2.1%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
24%	36%	40%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

June 30, 2013 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
1/13/2004
6/30/2004
6/30/2005
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
Russell 1000 Index
$17,787
MH Elite
Fund of Funds
$15,207
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2013 (Unaudited)
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	21.01%	3.62%	4.53%
Russell 1000 Index	21.24%	7.12%	6.28%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

June 30, 2013 (Unaudited)

Mutual Funds (97.9%)	Shares	Value

Wells Fargo Advantage Growth Adm *	11,947	$ 545,748
PIMCO Fundamental Index Plus Trust I	82,903	541,356
Weitz Partners III Oportunity I	35,674	530,110
Brown Advisory Growth Equity I *	29,922	485,041
Sterling Capital Equity Income I	26,776	482,772
ING Corporate Leaders Trust B	15,919	449,073
Yacktman *	19,206	428,283
LKCM Equity I *	19,733	390,908
Royce Special Equity Multi-Cap Service *	28,285	389,208
Fairholme *	10,691	386,814
Aston/Fairpointe Mid Cap N *	9,347	381,841
Columbia Dividend Opportunity Z	38,599	375,564
Gabelli Assett AAA *	6,346	373,931
T. Rowe Price Media & Telecommunications *	6,031	362,652
Scout Mid Cap	22,345	351,930
Primecap Odyssey Aggressive Growth *	13,998	345,605
Fidelity Select Consumer Staples	3,661	317,524
Ridgeworth Mid Cap Value Equity I *	23,511	311,050
Artisan Mid Cap Value Inv *	12,251	298,928
Ivy Mid Cap Growth I *	13,400	286,224
BBH Core Select N *	14,205	279,261

Total Mutual Funds (Cost $ 6,564,106)		8,313,823

Short-Term Securities (1.6%)

Fidelity Institutional Money Market (Cost $ 138,173)		138,173

Total Short-Term Securities (Cost $ 138,173)		138,173

Total Investments in Securities (Cost $ 6,702,279)		8,451,996

Other Assets (0.5%)		43,641

Net Assets (100%)		$ 8,495,637

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments in securities at value (Cost $ 6,702,279)	$ 8,451,996
Cash	43,641

Total Assets	8,495,637

Liabilities

Total Liabilities	-

Net Assets	$ 8,495,637

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,336,508)	$ 6,937,559
Accumulated realized losses on investments	(191,639)
Net unrealized appreciation on investments	1,749,717

Net Assets	$ 8,495,637

Net asset value per share	$ 6.36

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2013 (Unaudited)

Investment income

Dividend income from underlying funds	$ 32,897
Dividend income from money market	84
Total investment income	32,981

Expenses
Investment advisory fees (note 2)	40,468
Administrative service fees	10,117
Total expenses	50,585

Net investment loss	(17,604)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	10,602
Net change in unrealized appreciation on investments	1,028,638
Net realized and unrealized gain on investments	1,039,240

Net increase in net assets resulting from operations	$ 1,021,636

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2013 (Unaudited) and

For The Year Ended December 31, 2012

	2013	2012
Increase in net assets from operations
Net investment income/(loss)	$ (17,604)	$ 34,976
Capital gain distributions from underlying funds	10,602	117,886
Net realized gain from investments	-	283,933
Change in unrealized appreciation on investments	1,028,638	479,496
Net increase in net assets resulting from operations	1,021,636	916,291

Distributions to shareholders from:
Net investment income	(34,977)	-
Realized gains	-	-
Total distributions	(34,977)	-

Capital share transactions (note 5)	(32,432)	158,332
Total increase	954,227	1,074,623

Net assets at beginning of period	7,541,410	6,466,787
Net assets at end of period	$ 8,495,637	$ 7,541,410

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2013 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Latin America/ Emerging Markets	%	Long – Short/ Market Neutral	%
Oakmark International I	7.0	Oppenheimer Developing Markets Y	6.2	TFS Market Neutral	4.4
MFS International Value I	6.4	Virtus Emerging Mkts Opportunities I	6.0	Mainstay Marketfield I	2.3
Harbor International I	5.2	Wasatch Emerging Markets Small Cap	5.3
Oppenheimer International Growth Y	5.2	Lazard Emerging Markets Equity I	5.1
Allianz NFJ International Value I	4.6	Wasatch Frontier Emerging Small Countries Inv	3.8
Westcore International Small Cap	4.6

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Index Adm	2.5	Prudential Global Real Estate Z	5.7	T. Rowe Price Health Sciences	6.0
Vanguard Materials Index Adm	2.4

World Stock	%	World Allocation	%	Conservative Allocation	%
Nuveen Global Infrastructure I	2.1	First Eagle Global I	4.5	Permanent Portfolio	4.4

Technology	%
T. Rowe Price Global Technology	2.1

Short-Term Securities and Other Assets – 4.2%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

June 30, 2013 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
S&P 500 Index
$14,126
MH Elite Select
Portfolio of Funds
$10,304
MH Elite Select Portfolio of Funds
S&P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2013 (unaudited)
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	9.85%	0.06%	0.40%
S & P 500 Index	20.60%	7.01%	4.88%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2013 (Unaudited)

Mutual Funds (95.8%)	Shares	Value

Oakmark International I *	15,177	$ 347,252
MFS International Value I *	9,983	316,470
Oppenheimer Developing Markets Y *	9,178	308,011
T. Rowe Price Health Sciences *	6,053	297,573
Virtus Emerging Market Opportunities I	30,190	294,960
Prudential Global Real Estate Z	12,904	280,283
Wasatch Emerging Markets Small Cap *	96,627	264,757
Harbor International I *	4,167	259,832
Oppenheimer International Growth Y *	7,908	257,968
Lazard Emerging Markets I *	14,055	251,441
Allianz NFJ International Value I	10,902	227,627
Westcore International Small Cap *	12,763	226,165
First Eagle Global I *	4,415	224,961
Permanent Portfolio *	4,841	217,485
TFS Market Neutral *	14,001	217,152
Wasatch Frontier Emerging Small Countries Inv *	65,352	190,173
Vanguard Energy Index Adm*	2,202	123,602
Vanguard Materials Index Adm*	2,669	117,667
Mainstay MarkField I *	6,826	116,246
Nuveen Global Infrastructure I *	10,593	105,720
T. Rowe Price Global Technology *	9,407	102,258

Total Mutual Funds (Cost $ 4,025,000)		4,747,603

Short-Term Securities (3.3%)

Fidelity Institutional Money Market (Cost $ 162,453)		162,453

Total Short-term Securities (Cost $ 162,453)		162,453

Total Investments in Securities (Cost $ 4,187,453)		4,910,056

Other Assets (0.9%)		43,303

Net Assets (100%)		$ 4,953,359

 * Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,187,453)	$ 4,910,056
Cash	43,303

Total Assets	4,953,359

Liabilities

Total Liabilities	-

Net Assets	$ 4,953,359

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 966,083)	$ 4,744,414
Accumulated realized losses on investments	(513,658)
Net unrealized appreciation on investments	722,603

Net Assets	$ 4,953,359

Net asset value per share	$ 5.13

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2013 (Unaudited)

Investment income

Dividend income from underlying funds	$ 7,453
Dividend income from money market	46
Total investment income	7,499

Expenses
Investment advisory fees (note 2)	43,999
Administrative service fees	6,286
Total expenses	50,285

Net investment loss	(42,786)

Realized and unrealized gain (loss) on investments

Net realized loss from investments	(41,644)
Net change in unrealized appreciation on investments	101,904
Net realized and unrealized gain on investments	60,260

Net increase in net assets resulting from operations	$ 17,474

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2013 (Unaudited) and

For The Year Ended December 31, 2012

	2013	2012
Increase in net assets from operations
Net investment loss	$ (42,786)	$ (27,246)
Capital gain distributions from underlying funds	0	40,628
Net realized loss from investments	(41,644)	(113,295)
Change in unrealized appreciation on investments	101,904	677,781
Net increase in net assets resulting from operations	17,474	577,868

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	(152,232)	365,109
Total increase (decrease)	(134,758)	942,977

Net assets at beginning of period	5,088,117	4,145,140
Net assets at end of period	$ 4,953,359	$ 5,088,117

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2013 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Multi-Sector Short Term Bond I	6.0	PIMCO Investment Grade Corp Bond I	4.7	PIMCO Income I	5.8
Thornburg Limited Term Income A	4.2	Scout Core Plus Bond I	4.6	Loomis Sayles Bond I	4.3
Loomis Sayles Limited Term Govt and Agency Y	3.7	DoubleLine Total Return Bond I	3.3
Lord Abbett Short Duration Income F	3.7

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Ivy High Income I	5.2	TCW Emerging Markets Income I	5.0	Franklin Templeton Global Total Return Adv	5.7
Vanguard High Yield Corporate Adm	4.9	Fidelity New Markets Income	4.3	PIMCO Foreign Bond (USD-Hedged) I	4.0

Bank Loan	%	Income from Stock Dividends	%	Conservative Allocation	%
Credit Suisse Floating Rate High Income I	5.8	Vanguard High Dividend Yield Index Inv	4.3	Westwood Income Opportunity I	4.1
				Touchstone Flexible Income Y	3.3

Nontraditional Bond	%	Real Estate	%
Forward Credit Analysis Long/Short Adv	3.6	PIMCO Real Estate Real Return Strategy I	3.7

Short-Term Securities and Other Assets – 5.8%

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

June 30, 2013 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
3 15/2011
6/30/2012
6/30/2013
Barclays Capital Aggregate Bond Index $10,363
MH Elite Income Fund of Funds $10,602
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2013 (Unaudited)
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	2.47	3.16%
Barclays Capital Aggregate Bond Index	-0.69	1.92%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2013 (Unaudited)

Mutual Funds (94.2%)	Shares	Value

Virtus Multi-Sector Short Term Bond I	37,448	$ 180,875
Credit Suisse Floating Rate High Income I	25,596	176,353
PIMCO Income I	14,342	175,118
Franklin Templeton Global Total Return Adv	12,948	171,815
Ivy High Income I	18,557	158,661
TCW Emerging Markets Income I	17,676	151,660
Vanguard High Yield Corporate Adm	25,216	149,026
PIMCO Investment Grade Corporate Bond I	13,372	141,204
Scout Core Plus Bond I	4,349	138,892
Fidelity New Markets Income	8,196	130,559
Loomis Sayles Bond I	8,697	129,588
Vanguard High Dividend Yield Index Inv	5,747	128,509
Thornburg Limited Term Income A	9,463	126,703
Westwood Income Opportunity I	9,198	122,517
PIMCO Foreign Bond (USD - Hedged) I	11,521	121,083
Loomis Sayles Limited Term Government and Agency Y	9,613	113,148
Lord Abbett Short Duration Income F	24,284	110,736
PIMCO Real Estate Real Return Strategy I	25,219	110,712
Forward Credit Analysis Long/Short Adv	13,074	109,825
Doubleline Total Return Bond I	8,929	98,482
Touchstone Flexible Income Y	9,362	98,390

Total Mutual Funds (Cost $ 2,915,000)		2,843,856

Short-Term Securities (3.4%)

Fidelity Institutional Money Market (Cost $103,723)		103,723

Total Short-term Securities (Cost $ 103,723)		103,723

Total Investments in Securities (Cost $ 3,018,723)		2,947,579

Other Assets (2.4%)		73,126

Net Assets (100%)		$ 3,020,705

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,018,723)	$ 2,947,579
Cash	73,126

Total Assets	3,020,705

Liabilities

Total Liabilities	-

Net Assets	$ 3,020,705

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 593,538)	$ 3,044,752
Undistributed net investment income	38,939
Accumulated realized gain on investments	8,158
Net unrealized depreciation on investments	(71,144)

Net Assets	$ 3,020,705

Net asset value per share	$ 5.09

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2013 (Unaudited)

Investment income

Dividend income from underlying funds	$ 11,122
Interest Income from underlying funds	46,286
Dividend income from money market	112
Total investment income	57,520

Expenses
Investment advisory fees (note 2)	14,865
Administrative service fees	3,716
Total expenses	18,581

Net investment income	38,939

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	1,000
Net realized gain from investments	7,158
Net change in unrealized depreciation on investments	(96,268)
Net realized and unrealized loss on investments	(88,110)

Net decrease in net assets resulting from operations	$ (49,171)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2013 (Unaudited) and

For The Year Ended December 31, 2012

	2013	2012
Increase in net assets from operations
Net investment income	$ 38,939	$ 53,562
Capital gain distributions from underlying funds	1,000	21,450
Net realized gain from investments	7,158	12,848
Change in unrealized appreciation/(depreciation) on investments	(96,268)	26,712
Net increase/(decrease) in net assets resulting from operations	(49,171)	114,572

Distributions to shareholders from:
Net investment income	(53,561)	(6,974)
Realized gains	(34,298)	(4,934)
Total distributions	(87,859)	(11,908)

Capital share transactions (note 5)	536,618	1,121,114
Total increase	399,588	1,223,778

Net assets at beginning of period	$ 2,621,117	$ 1,397,339
Net assets at end of period	$ 3,020,705	$ 2,621,117

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2013 (Unaudited)	2012	2011	2010	2009	2008
		For the Years Ended December 31,				
PER SHARE DATA:						
Net asset value, beginning of year	$ 6.41	$ 5.57	$ 6.03	$ 4.95	$ 3.76	$ 6.22
Income from Investment Operations:						
Net Investment Income/(Loss) (a) (c)	(0.03)	(0.01)	(0.03)	0.03	(0.02)	(0.04)
Net Realized and Unrealized Gain/(Loss) on Investments	0.92	0.85	(0.40)	1.05	1.21	(2.42)
Total Income/(Loss) from Investment Operations	0.89	0.84	(0.43)	1.08	1.19	(2.46)
Distributions to shareholders from:						
Net investment income	-	-	(0.03)	-	-	-
Realized gains	(0.10)	-	-	-	-	-
Net asset value, end of year	$ 7.20	$ 6.41	$ 5.57	$ 6.03	$ 4.95	$ 3.76
Total Return (b)	14.08%	15.08%	-7.09%	21.82%	31.65%	-39.55%
Ratios and Supplemental Data:						
Net assets, end of period (in 000's)	$ 5,352	$ 4,914	$ 4,178	$ 4,243	$ 3,356	$ 2,650
Ratio of Expenses to Average Net Assets (c)	1.23% (d)	1.25%	1.23%	1.26%	1.26%	1.22%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-0.96% (d)	-0.16%	-0.54%	0.03%	-0.60%	-0.79%
Portfolio turnover rate (%)	0.00%	29.28%	26.14%	46.02%	35.73%	40.40%

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

Annualized.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc., Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008 – 2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2013 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2013 (Unaudited) the net investment losses for the following Funds are:

Small Cap Fund of Funds - $24,891    Fund of Funds - $17,604    Select Portfolio of Funds - $42,786

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.75%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.25% of average net assets.

For the period ended June 30, 2013 (Unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$25,673
MH Elite Fund of Funds	$40,468
MH Elite Select Portfolio of Funds	$43,999
MH Elite Income Fund of Funds	$14,865

For the period ended June 30, 2013 (Unaudited) other expenses for each Fund were:

MH Elite Small Cap Fund of Funds	$6,418
MH Elite Fund of Funds	$10,117
MH Elite Select Portfolio of Funds	$6,286
MH Elite Income Fund of Funds	$3,716

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2013 (Unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ -	$ -
MH Elite Fund of Funds	$ -	$ -
MH Elite Select Portfolio of Funds	$ 160,000	$ 363,356
MH Elite Income Fund of Funds	$ 910,000	$ 377,158

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2013 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 1,082,105	$ -
MH Elite Fund of Funds	$ 1,749,717	$ -
MH Elite Select Portfolio of Funds	$ 724,976	$ 2,373
MH Elite Income Fund of Funds	$ 20,304	$ 91,448

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2012, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$34,976	$-	$81,540
Undistributed long-term capital gain	$77,524	$-	$-	$6,320
Unrealized appreciation	$393,093	$721,080	$620,699	$25,123

At December 31, 2012, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on December 31, 2012 with an ex and pay date of January 8, 2013.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share	Amount	Per Share
Dividend	$ -	$ -	$ 34,977	$0.026366	$ 53,562	$0.103737
Short Term Capital Gain	$ -	$ -	$ -	$ -	$ 27,978	$0.054188
Long Term Capital Gain	$ 77,524	$0.101355	$ -	$ -	$ 6,320	$0.012240

No distribution in 2012 was declared for the MH Elite Select Portfolio of Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2012, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2016	-	-	$254,076	-
December 31, 2017	-	-	$102,485	-
Indefinitely	-	$184,637	$ 72,667	-
Total	-	$184,637	$429,228	-

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2013 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2013 (Unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	7,511	$ 51,293	74,931	$ 450,433
Shares issued in reinvestment of distributions	11,912	77,188	-	-
	19,423	128,481	74,931	450,433
Shares redeemed	(42,556)	(290,937)	(58,936)	(357,352)
Net Increase/(Decrease)	(23,133)	$ (162,456)	15,995	$ 93,081

	MH Elite Fund of Funds
	For the six months ended June 30, 2013 (Unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	57,294	$ 350,590	171,154	$ 926,268
Shares issued in reinvestment of distributions	6,115	34,977	-	-
	63,409	385,567	171,154	926,268
Shares redeemed	(68,826)	(417,999)	(142,363)	(767,936)
Net Increase/(Decrease)	(5,417)	$ (32,432)	28,791	$ 158,332

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS  (continued)

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2013 (Unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	51,936	$ 273,655	149,059	$ 721,235
Shares issued in reinvestment of distributions	-	-	-	-
	51,936	273,655	149,059	721,235
Shares redeemed	(80,877)	(425,887)	(73,036)	(356,126)
Net Increase/(Decrease)	(28,941)	$ (152,232)	76,023	$ 365,109

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2013 (Unaudited)		For the period ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	124,838	$ 655,054	292,158	$ 1,519,485
Shares issued in reinvestment of distributions	16,929	87,859	2,367	11,908
	141,767	742,913	294,525	1,531,393
Shares redeemed	(39,486)	(206,295)	(79,073)	(410,279)
Net Increase	102,281	$ 536,618	215,452	$ 1,121,114

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2013 (Unaudited):

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,353,517	$ 8,451,996	$ 4,910,056	$ 2,947,579
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,353,517	$ 8,451,996	$ 4,910,056	$ 2,947,579

The Funds did not hold any Level 3 investments during the year ended June 30, 2013.  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to enforceable master netting arrangement or similar agreement.  The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those annual periods.  Management is currently evaluating the impact of the update’s adoption on the Funds’ financial statement disclosures.

 MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2013 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 31, 2012. All shareholders of record as of August 31, 2012 were asked to vote on the election of five directors and to ratify or reject the selection of the firm Sanville and Company as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2012.

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Corporation’s Board of Directors effective January 1, 2013.

Shareholders voted to ratify the selection of Sanville and Company, to serve as the independent public accountants.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2013 (Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 4, 2012, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2013 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 through June 30, 2013.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth and sixth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period July 1, 2012 to June 30, 2013 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,141	$6.64	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,137	$6.62	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,004	$9.94	(c)
Actual – MH Elite Income Fund of Funds	$1,000	$ 984	$6.15	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$9.99

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.25% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

June 30, 2013 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 84	Independent Director	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 67	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 44	Independent Director	One Year, Since 9-1-2003	Actuary	4	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 57	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 37	Interested Director	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Disinterested directors are compensated by the adviser and not the Funds

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

June 30, 2013 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 61	President and Chief Compliance Office	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 57	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board is paid an additional $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi Annual Report

to

Shareholders

June 30, 2013 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076